Exhibit 99.1

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-28-2011	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		6/13/2011

2	Payment Date		6/15/2011

3	Collection Period	5/1/2011	5/28/2011	28

4	Monthly Interest Period- Actual	5/16/2011	6/14/2011	30

5	Monthly Interest- Scheduled			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	373,000,000.00	—	—	—	—	—
7	Class A-2 Notes	489,000,000.00	—	—	—	—	—
8	Class A-3 Notes	774,000,000.00	259,138,446.46	—	88,411,065.20	170,727,381.26	0.2205780
9	Class A-4 Notes	114,000,000.00	114,000,000.00	—	—	114,000,000.00	1.0000000

10	Equals: Total Securities	$1,750,000,000.00	$373,138,446.46	$—	$88,411,065.20	$284,727,381.26

11	Overcollateralization	545,082,185.79	590,983,662.84			590,983,662.84

12	Total Securitization Value	$2,295,082,185.79	$964,122,109.30			$875,711,044.10

13	NPV Lease Payments Receivable	1,010,673,954.42	153,345,372.94			132,742,369.20
14	NPV Base Residual	1,284,408,231.37	810,776,736.36			742,968,674.90

					Per $1000	Principal& Interest	Per $1000
			Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes		1.4521%	—	—	—	—
16	Class A-2 Notes		2.8700%	—	—	—	—
17	Class A-3 Notes		3.4100%	736,385.09	0.9514019	89,147,450.29	115.1775843
18	Class A-4 Notes		4.5900%	436,050.00	3.8250000	436,050.00	3.8250000

	Equals: Total Securities			1,172,435.09		89,583,500.29

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received	18,733,524.06
20	Pull Ahead Waived Payments	—
21	Sales Proceeds - Early Terminations	27,175,750.70
22	Sales Proceeds - Scheduled Terminations	54,317,506.37
23	Security Deposits for Terminated Accounts	24,100.00
24	Excess Wear and Tear Received	357,065.67
25	Excess Mileage Charges Received	454,961.15
26	Other Recoveries Received	243,328.40

27	Subtotal: Total Collections	101,306,236.35

28	Repurchase Payments	—
29	Postmaturity Term Extension	—
30	Investment Earnings on Collection Account	2,526.43

31	Total Available Funds, prior to Servicer Advances	101,308,762.78

32	Servicer Advance	—

33	Total Available Funds	101,308,762.78

34	Reserve Account Draw	—

35	Available for Distribution	101,308,762.78

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		803,435.09
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		1,172,435.09
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	99,327,892.60
49	Regular Principal Distribution Amount	88,411,065.20
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		88,411,065.20
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		10,916,827.40

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-28-2011	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	373,138,446.46
55	Less: Aggregate Securitization Value (End of Collection Period)	(875,711,044.10)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	373,138,446.46
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(284,727,381.26)

61	Regular Principal Distribution Amount	88,411,065.20

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	875,711,044.10
64	Less: Targeted Overcollateralization Amount (25.75% of Initial Securitization Value)	(590,983,662.84)

65	Targeted Note Balance	284,727,381.26

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	101,308,762.78
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	803,435.09
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	1,172,435.09
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	99,327,892.60
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	99,327,892.60

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance (0.75% of Initial Securitized Value)		17,213,116.39
85	Initial Reserve Account Balance		17,213,116.39
86	Beginning Reserve Account Balance		17,213,116.39
87	Plus: Net Investment Income for the Collection Period		345.84

88	Subtotal: Reserve Fund Available for Distribution		17,213,462.23
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		17,213,462.23
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		345.84

93	Equals: Ending Reserve Account Balance		17,213,116.39

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts

96	Aggregate Securitization Value for Scheduled Terminated Units	3,071	51,298,323.15
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(54,328,631.37)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(94,675.46)
99	Less: Excess Wear and Tear Received		(357,065.67)
100	Less: Excess Mileage Received		(454,961.15)

101	Current Period Net Residual Losses/(Gains)	3,071	(3,937,010.50)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	24,412	(16,537,294.90)
104	Current Period Net Residual Losses (Item 101)	3,071	(3,937,010.50)

105	Ending Cumulative Net Residual Losses	27,483	(20,474,305.40)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.89%

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-28-2011	PAGE 3

G.	POOL STATISTICS

107	Collateral Pool Balance Data			Initial	Current
108	Aggregate Securitization Value			2,295,082,186	875,711,044
109	Aggregate Base Residual Value			1,568,723,690	781,955,591
110	Number of Current Contracts			104,213	52,948
111	Weighted Average Lease Rate			3.64%	3.90%
112	Average Remaining Term			28.3	7.4
113	Average Original Term			38.6	39.1
114	Proportion of Base Prepayment Assumption Realized				91.11%
115	Actual Monthly Prepayment Speed				1.39%
116	Turn-in Ratio on Scheduled Terminations				86.58%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance — Beginning of Period		57,588	1,047,171,036	964,122,109
118	Depreciation/Payments			(16,482,667)	(11,816,154)
119	Gross Credit Losses		(44)	(790,805)	(815,718)
120	Early Terminations — Regular		(1,519)	(26,346,111)	(24,367,226)
121	Early Terminations — Lease Pull Aheads		(6)	(122,191)	(113,644)
122	Scheduled Terminations — Returned to VCI	47,499,890	(2,659)	(47,549,369)	(44,837,890)
123	Scheduled Terminations — Purchased	6,828,741	(412)	(6,878,585)	(6,460,433)

124	Pool Balance - End of Period		52,948	949,001,307	875,711,044

125	Delinquencies Aging Profile — End of Period		Units	Securitization Value	Percentage
126	Current		52,198	862,901,751	98.54%
127	31 - 90 Days Delinquent		646	11,086,855	1.27%
128	91+ Days Delinquent		104	1,722,438	0.20%

129	Total		52,948	875,711,044	100.00%

130	Credit Losses:			Units	Amounts
131	Aggregate Securitization Value on charged-off units			44	815,718
132	Aggregate Liquidation Proceeds on charged-off units				(524,370)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				(95,480)

136	Current Period Aggregate Net Credit Losses/(Gains)			44	195,868

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			2,127	12,699,717
139	Current Period Net Credit Losses (Item 136)			44	195,868

140	Ending Cumulative Net Credit Losses			2,171	12,895,585

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.56%

142	Aging of Scheduled Maturies Not Sold				Units
143	0 - 60 Days since Contract Maturity				1,299
144	61 - 120 Days since Contract Maturity				87
145	121+ Days since Contract Maturity				24

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-28-2011	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction(1)
7/15/2011	46,003,188
8/15/2011	81,329,314
9/15/2011	80,056,584
10/15/2011	67,248,366
11/15/2011	73,386,479
12/15/2011	55,195,429
1/15/2012	44,779,769
2/15/2012	47,185,993
3/15/2012	55,618,551
4/15/2012	87,679,705
5/15/2012	71,322,775
6/15/2012	44,569,401
7/15/2012	20,049,275
8/15/2012	28,024,816
9/15/2012	19,805,467
10/15/2012	13,874,550
11/15/2012	10,854,995
12/15/2012	8,197,418
1/15/2013	4,882,089
2/15/2013	3,827,258
3/15/2013	5,408,317
4/15/2013	5,906,506
5/15/2013	500,941
6/15/2013	2,722
7/15/2013	720
8/15/2013	417
9/15/2013	—
10/15/2013	—
11/15/2013	—
12/15/2013	—
1/15/2014	—
2/15/2014	—
3/15/2014	—
4/15/2014	—
5/15/2014	—
6/15/2014	—
7/15/2014	—
8/15/2014	—
9/15/2014	—
10/15/2014	—
11/15/2014	—
12/15/2014	—
1/15/2015	—
2/15/2015	—
3/15/2015	—
4/15/2015	—
5/15/2015	—
6/15/2015	—
7/15/2015	—
8/15/2015	—
9/15/2015	—
10/15/2015	—
11/15/2015	—
12/15/2015	—
1/15/2016	—
2/15/2016	—
3/15/2016	—
4/15/2016	—
5/15/2016	—
6/15/2016	—

Total:	875,711,044

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a) each collection period is a calendar month rather than a fiscal month,

(b) timely receipt of all monthly rental payments and sales proceeds,

(c) no credit or residual losses and

(d) no prepayments (including defaults, purchase option excercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.
Summary of Material Modifications, Extensions or Waivers

None in the current month
Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month
Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month
Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month